Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although we do not have a formal policy regarding the timing of awards of stock options, stock appreciation rights or similar option-like instruments to our Named Executive Officers, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, stock appreciation right or other equity award grant dates for the purpose of affecting the value of executive compensation.
In recent years, none of our Named Executive Officers have been granted any options to purchase shares of our Class A Stock. The Company has awarded stock appreciation rights (OARs, as defined below) to certain employees (none of whom are Named Executive Officers, who are not eligible to receive OARs) as part of their compensation package based on a formula reflecting gross production, length of service and client assets. These awards have a fixed grant date of once per year in January and vest five years from the grant date.

Award Timing Method	we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, stock appreciation right or other equity award grant dates for the purpose of affecting the value of executive compensation.
In recent years, none of our Named Executive Officers have been granted any options to purchase shares of our Class A Stock. The Company has awarded stock appreciation rights (OARs, as defined below) to certain employees (none of whom are Named Executive Officers, who are not eligible to receive OARs) as part of their compensation package based on a formula reflecting gross production, length of service and client assets. These awards have a fixed grant date of once per year in January and vest five years from the grant date.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the release of material, non-public information based on stock option, stock appreciation right or other equity award grant dates for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false